Borrowings and Debt Securities : Short-term borrowings (Details) ₱ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PHP (₱)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 1,436,922		₩ 1,098,555
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	DB financial investment and others		DB financial investment and others
Borrowings interest rate	0.80 ~ 4.60		2.00 ~ 2.20
Borrowings, maturity	2021.01.05 ~2021.12.31		2020.01.13 ~2020.02.05
Short-term borrowings	₩ 580,004		₩ 280,000
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Shinhan Bank		LG-CNS
Borrowings interest rate	0.71 ~ 0.74		4.60
Borrowings, maturity	2021.01.04 ~2021.03.31		2020.06.30
Short-term borrowings	₩ 60,268		₩ 27,439	$ 55,393	$ 23,699
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank and others		BDO Unibank
Borrowings interest rate	1M Libor + 1.25		3M BVAL + 0.50
Borrowings, maturity	2022.04.29	[1]	2020.12.20
Short-term borrowings	₩ 81,290		₩ 5,130	$ 73,704		₱ 225,000
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor			Mizuho Bank
Borrowings interest rate			4.60
Borrowings, maturity			2020.06.30
Short-term borrowings			₩ 12,767		$ 11,027
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Woori Bank		Korea development Bank and others
Borrowings interest rate	Standard overdraft rate + 1.26		1.98 ~ 2.75
Borrowings, maturity	2021.02.26		2020.01.01 ~2020.04.16
Short-term borrowings	₩ 29,960		₩ 373,219
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank and others
Borrowings interest rate	1.42 ~ 1.88
Borrowings, maturity	2021.01.07 ~ 2021.04.26
Short-term borrowings	₩ 215,400
Electronic short-term bonds
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	KB Securities and others		Mirae asset daewoo and others
Borrowings interest rate	0.75 ~ 1.35		1.72 ~ 2.20
Borrowings, maturity	2021.01.13 ~2021.03.18		2020.01.10 ~2020.02.05
Short-term borrowings	₩ 470,000		₩ 400,000

[1]	The contractual maturity is 2022 but is classified as short-term borrowing due to intention of early redemption in 3 months after borrowing.